Stockholders' Equity (Q2) (Details) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended
	Mar. 24, 2025 USD ($) shares	Mar. 19, 2025 USD ($) shares	Dec. 30, 2024 USD ($) shares	Dec. 24, 2024 USD ($) shares	Oct. 22, 2024 USD ($) day $ / shares shares	Oct. 02, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares	Jun. 30, 2025 USD ($) vote $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Jun. 30, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) vote $ / shares shares	Feb. 03, 2025 shares	Mar. 24, 2025 shares	Oct. 01, 2024 $ / shares shares
Class of Stock [Line Items]
Preferred Stock, authorized (in shares)									25,000,000		25,000,000	25,000,000	25,000,000			25,000,000
Preferred Stock, par value (in usd per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Shares distributed for dividends, amount | $										$ 218
Preferred Stock, outstanding (in shares)											1,102,000		1,102,000
Preferred Stock, issued (in shares)											1,102,000		1,102,000
Obligation to issue equity | $							$ 0		$ 52		$ 4,158	$ 52	$ 4,158
Common Stock, authorized (in shares)									250,000,000		250,000,000	250,000,000	250,000,000			250,000,000
Common Stock, par value (in usd per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Number of votes per share | vote									1		1	1	1
Common Stock, issued (in shares)									55,221,494		44,597,154	55,221,494	44,597,154			43,589,850
Common Stock, outstanding (in shares)									55,221,494		44,597,154	55,221,494	44,597,154			43,589,850
Financial advisory services, cash success fee | $								$ 600
Convertible debentures | Convertible debt
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)									473,825			473,825
Financial Advisor
Class of Stock [Line Items]
Stock issued for services | $							$ 441
Stock issued for services (in usd per share) | $ / shares							$ 10.87
Stock issued for services (in shares)							40,552
WTI Lender
Class of Stock [Line Items]
Stock issued for services | $					$ 500
Stock issued for services (in usd per share) | $ / shares					$ 11.13
Stock issued for services (in shares)					44,919
Right to sell common stock, stock price, daily volume weighted average price, number of days | day					5
SEPA with Yorkville
Class of Stock [Line Items]
Common Stock, par value (in usd per share) | $ / shares								$ 0.0001
Right to sell common stock, maximum amount | $								$ 75,000
Right to sell common stock, term								3 years
Stock issuance (in shares)			75,000	60,000					0			73,993	135,000
Amount received from stock issuance | $			$ 965	$ 770					$ 0			$ 931	$ 1,735
Right to sell common stock, maximum remaining availability | $									$ 70,000			$ 70,000
Common Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)											259,309
Common Stock, outstanding (in shares)									55,221,494	47,103,800	44,597,154	55,221,494	44,597,154			0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, authorized (in shares)									3,000,000		3,000,000	3,000,000	3,000,000			3,000,000
Preferred Stock, par value (in usd per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock dividend percentage											8.00%	8.00%
Shares distributed for dividends (in shares)		21,808
Shares distributed for dividends, amount | $		$ 218
Conversion of convertible securities (in shares)									1,085,664			1,085,664
Preferred Stock, outstanding (in shares)									33,144		1,102,000	33,144	1,102,000
Preferred Stock, issued (in shares)									33,144		1,102,000	33,144	1,102,000
Obligation to issue equity | $									$ 20		$ 217	$ 20	$ 217
Stock issuance (in shares)						1,102,000
Amount received from stock issuance | $						$ 11,020
Preferred stock, original issue price (in usd per share) | $ / shares											$ 10		$ 10
Series B Preferred Stock | Common Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)									2,164,673			2,164,673
Common Stock
Class of Stock [Line Items]
Stock issued for services (in shares)														85,471
Common Stock | Financial Advisor
Class of Stock [Line Items]
Stock issued for services (in shares)							40,552
Common Stock | WTI Lender
Class of Stock [Line Items]
Stock issued for services (in shares)					44,919
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, authorized (in shares)									5,000,000		5,000,000	5,000,000	5,000,000
Preferred Stock, par value (in usd per share) | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock dividend percentage												8.00%
Conversion of convertible securities (in shares)									2,735,848			2,735,848
Preferred Stock, outstanding (in shares)									150,000		0	150,000	0
Preferred Stock, issued (in shares)									150,000		0	150,000	0
Obligation to issue equity | $									$ 32			$ 32
Series C Preferred Stock issued during period (in shares)	2,885,848
Series C Preferred Stock issued during period | $	$ 28,858
Stock issued for services (in shares)															300,000
Financial advisory services, equity success fee | $								$ 3,000
Preferred stock, original issue price (in usd per share) | $ / shares								$ 10
Series C Preferred Stock | Common Stock
Class of Stock [Line Items]
Conversion of preferred stock to common stock (in shares)									5,471,696			5,471,696